Intangible assets	12 Months Ended
Dec. 31, 2019
Intangible assets
Intangible assets

11.  Intangible assets

		Contracts with
	Brand	insurers	Software	Total

At 1 January 2019 (Predecessor)
Cost	992,500	92,500	69,511	1,154,511
Accumulated amortization	—	(26,208)	(35,390)	(61,598)

Net carrying amount	992,500	66,292	34,121	1,092,913
Cost at 1 January 2019, net of accumulated amortization	992,500	66,292	34,121	1,092,913
Elimination of Predecessor intangible assets arising from the acquisition of Chindex in 2014	(992,500)	(60,341)	—	(1,052,841)
Addition arising from the Business Combination	1,729,200	822,700	—	2,551,900
Additions	—	—	6,965	6,965
Amortization	—	(7,932)	(6,112)	(14,044)
At 31 December 2019, net of accumulated amortization	1,729,200	820,719	34,974	2,584,893

At 31 December 2019 (Successor)
Cost, net of accumulated amortization prior to the Closing Date	1,729,200	822,700	35,319	2,587,219
Accumulated amortization after the Closing Date	—	(1,981)	(345)	(2,326)
Net carrying amount	1,729,200	820,719	34,974	2,584,893

		Contracts with
	Brand	insurers	Software	Total

At 1 January 2018 (Predecessor)
Cost	992,500	92,500	56,868	1,141,868
Accumulated amortization	—	(20,041)	(30,273)	(50,314)

Net carrying amount	992,500	72,459	26,595	1,091,554
Cost at 1 January 2018, net of accumulated amortization	—	—	12,693	12,693
Additions	—	—	(22)	(22)
Amortization	—	(6,167)	(5,145)	(11,312)
At 31 December 2018, net of accumulated amortization	992,500	66,292	34,121	1,092,913
At 31 December 2018 (Predecessor)
Cost	992,500	92,500	69,511	1,154,511
Accumulated amortization	—	(26,208)	(35,390)	(61,598)
Net carrying amount	992,500	66,292	34,121	1,092,913